Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2022	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets		¥ 14,553,890	¥ 14,270,672
Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		14,874	11,679
Investments		144,798	119,916
Maximum exposure to loss	[1]	243,303	191,586
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		12,732,524	9,617,334
Liquidating customer assets | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	405
Investments		991	991
Maximum exposure to loss	[1]	991	1,396
Liquidating customer assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		8,269	13,391
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		11,562	8,134
Investments		8,747	9,119
Maximum exposure to loss	[1]	21,791	18,735
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		599,546	546,953
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate rehabilitation support business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate rehabilitation support business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		95,958	79,050
Maximum exposure to loss	[1]	162,354	123,674
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		9,705,860	6,901,686
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	2
Maximum exposure to loss	[1]	0	2
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	154
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		13,499	15,254
Maximum exposure to loss	[1]	13,499	15,254
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		932,798	1,231,246
Power generation projects | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		562	402
Maximum exposure to loss	[1]	4,892	402
Power generation projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		9,091	9,103
Other VIEs | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		3,312	3,140
Investments		25,041	15,098
Maximum exposure to loss	[1]	39,776	32,123
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		¥ 1,476,960	¥ 914,801

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.